UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Mortgage Portfolio
March 31, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the 6-month period ended March 31, 2023, the U.S.
Federal Reserve (Fed) raised the federal funds target rate
four times ending the period at a range of 4.75%–5.00%,
in an effort to tame inflation. The Fed noted in its March
2023 meeting that inflation remained elevated amid robust
job growth and low unemployment. Despite its goal of 2%
long-run inflation, the Fed softened its firm outlook on future rate hikes. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency debt and
mortgage-backed security holdings. While inflation remained
elevated, it showed signs of decelerating and investors
began to anticipate easing of the current monetary tightening cycle, boosting bond prices (which move inversely to yields).
Prominent bank failures late in the period also benefited
bond prices, as investors sought relative stability in an
uncertain market.
The 10-year UST yield (which moves inversely to price),
declined despite higher interest rates, as inflation continued
to slow. The yield curve for all UST maturities inverted further during the period, at one point reaching the largest inversion in more than four decades, as investors became increasingly
concerned about the economic outlook. In this environment,
mortgage-backed securities (MBS), as measured by the
Bloomberg U.S. MBS Fixed Rate Index, posted a +4.72%
total return

for the period as the residential housing market
remained strong despite mortgage rates that touched 20-
year highs.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
Franklin Strategic Mortgage Portfolio’s semiannual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President, Chief Investment Officer
Franklin Templeton Fixed Income
This letter reflects our analysis and opinions as of March 31,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Strategic Mortgage Portfolio 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 20
Notes to Financial Statements 24
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Strategic Mortgage Portfolio
This semiannual report for Franklin Strategic Mortgage
Portfolio covers the period ended March 31, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks high total return (a combination of high
current income and capital appreciation) relative to the
performance of the general mortgage securities market
by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund normally invests significantly in mortgage securities that are issued or guaranteed by the
U.S. government, its agencies or instrumentalities, which
include mortgage pass-through securities representing
interests in “pools” of mortgage loans issued or guaranteed
by the Government National Mortgage Association (Ginnie
Mae), Fannie Mae and Freddie Mac.
1
Performance Overview
For the six months ended March 31, 2023, the Fund’s
Class A shares posted a +3.99% cumulative total return.
In comparison, the Fund’s primary benchmark, the
Bloomberg U.S. Mortgage-Backed Securities (MBS)
Fixed Rate Index, which measures the performance of
investment-grade fixed-rate mortgage-backed pass-through
securities of Ginnie Mae, Fannie Mae and Freddie Mac,
posted a +4.72% cumulative total return.
2
In comparison,
the Fund’s secondary benchmark, the FTSE U.S. Broad
Investment-Grade (USBIG) Mortgage Index, which tracks
the performance of 30- and 15-year Ginnie Mae, Fannie
Mae and Freddie Mac securities, as well as Fannie Mae
and Freddie Mac balloon mortgages, posted a +4.80%
cumulative total return.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a +4.89% total return for the
six-month period ended March 31, 2023.
2
While inflation
remained elevated, it showed signs of decelerating and
investors began to anticipate easing of the current monetary tightening cycle, boosting bond prices (which move inversely to yields). Prominent bank failures late in the period also
benefited bond prices, as investors sought relative stability in an uncertain market. The yield curve for all U.S. Treasury maturities inverted further during the period, at one point
reaching the largest inversion in more than four decades,
as investors became increasingly concerned about the
economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times, ending the period at a range of 4.75%–5.00%. The Fed noted in its
March 2023 meeting that inflation remained elevated amid
robust job growth and low unemployment. Despite its goal
of 2% long-run inflation, the Fed softened its firm outlook on future rate hikes. Furthermore, the Fed indicated it would
continue to reduce its U.S. Treasury (UST) and agency debt
and mortgage-backed security holdings.
Portfolio Composition
3/31/23
% of Total Net
Assets
Mortgage-Backed Securities 76.9%
Residential Mortgage-Backed Securities 11.9%
Commercial Mortgage-Backed Securities 5.0%
Asset-Backed Securities 3.1%
Other 0.3%
Short-Term Investments & Other Net Assets 2.8%
1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund.
Ginnie Mae pass-through securities are backed by the full faith and credit of the U.S. government. Although U.S. government-sponsored entities, such as Fannie Mae and
Freddie Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund’s pro-
spectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.
2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

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Semiannual Report
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a +3.75% total return for the six-month period.
2
The 10-year UST yield, which moves inversely to price,
declined despite higher interest rates, as inflation continued
to slow. Mortgage-backed securities (MBS), as measured
by the Bloomberg U.S. MBS Fixed Rate Index, posted a
+4.72% total return for the period as the residential housing market remained strong despite mortgage rates that touched
20-year highs.
2
Corporate bond prices also rose, as higher yields attracted
investors despite concerns about the impact of elevated
interest rates on corporate profits and borrowing costs. In
this environment, investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Investment
Grade Index, posted a +7.26% total return.
2
High-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a +7.89% total return as
the continued resilience of the U.S. economy eased solvency
concerns.
2
Investment Strategy
Under normal market conditions, we invest at least 80%
of the Fund’s net assets in mortgage securities. The Fund
invests significantly in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or
instrumentalities, which include mortgage pass-through
securities representing interests in “pools” of mortgage
loans issued or guaranteed by Ginnie Mae, Fannie Mae
and Freddie Mac.
1
These securities may be fixed-rate or
adjustable-rate mortgage securities (ARMS). The Fund
may purchase or sell mortgage securities on a delayed
delivery or forward commitment basis through the “to-be-
announced” (TBA) market. We may also invest in other types
of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial
mortgage-backed securities (CMBS), non-agency residential
mortgage-backed securities (RMBS), credit risk transfer
securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs) and
collateralized mortgage obligations (CMOs), as well as in
other mortgage-related asset-backed securities. The Fund
also may invest in U.S. Treasury securities. The Fund may
invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage
securities. In addition, the Fund may invest up to 20% of
its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by Standard & Poor’s, or
Baa by Moody’s, respectively, or, if unrated, deemed to be
of comparable quality by the investment manager. The Fund
may also invest up to 33% of its gross assets in mortgage
dollar rolls.
Manager’s Discussion
During the six months under review, the U.S. Federal
Reserve (Fed) had remained firmly on a hawkish rate path,
the year 2022 ended with rate increases of 75 basis points
(bps) and 50 bps at its November and December Federal
Open Committee meetings. In the last few months of 2022,
markets focused on slowing inflation data and investors
grappled with the potential timing of the transition from a rate hiking cycle to a potential Fed pivot. Against this backdrop, the Fed followed up with two additional 25 bp rate increases at its February and March 2023 meetings. Although investors
were encouraged by a general downward trend in inflation
data at the beginning of first quarter of 2023, sentiments
were negatively affected in the second half of March due to
the banking sector turmoil.
Against this backdrop, U.S. Treasury (UST) yields
ended the 6-month period lower across the curve, while
remaining inverted. MBS spreads fluctuated throughout
the performance period but ended March 2023 at a similar
point compared to the beginning of October 2022. The Fed
currently owns 30.0% (US$2.59 trillion) of the agency MBS
market, a slightly lower share of the market as they did not invest paydowns from their MBS portfolio over the month
as February 2023 paydowns, at US$15.6 billion, were lower
than the cap set at US$35 billion.
Mortgage origination is likely to remain muted and limited
to higher coupons due to increased mortgage rates and
decreased affordability. With decreasing Fed support, around
US$465 billion of agency mortgage-backed security (MBS)
demand will need to be absorbed, primarily by money
managers, and a combination of other demand sources such
as overseas investors, and banks.
Performance across securitized sectors was positive. Total
return performance was also positive across agency MBS
sectors during the reporting period. Conventional MBS, as
represented by Fannie Mae (FNMA) MBS were the best
relative performers with 59 bps on an excess return basis,
followed by Ginnie Mae (GMNA) MBS 58 bps on an excess
return basis. Conventional 15-year MBS underperformed
their 30-year counterparts on an excess return basis. Across the conventional coupon stack, lower coupon 2.5% coupons
were the best performers, while 6.0% coupons lagged.
In terms of portfolio sector allocation, we maintained our
largest allocations in fixed-rate agency MBS but remained
underweight the sector relative to the benchmark. Within

Franklin Strategic Mortgage Portfolio

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Semiannual Report
the agency MBS sector, we favored conventional sectors
over GNMA MBS with the largest allocation in FNMA 2-year
securities. The portfolio held an underweight allocation to
2.0% through 4.0% coupons and an overweight in 1.0% and
5.0% coupons.
The portfolio maintained an overweight allocation to RMBS,
but pared exposure over the period on strength in sector
performance. We increased allocation to CMBS and remain
positioned higher in the capital structure.
The Fund’s underweight allocation to and security selection
in MBS hindered relative performance, as did allocation
to CMBS. Conversely, overweight allocation to RMBS
contributed to results.
Thank you for your continued participation in Franklin
Strategic Mortgage Portfolio. We look forward to serving your future investment needs.
Neil Dhruv
Paul Varunok
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2023
Franklin Strategic Mortgage Portfolio

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Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +3.99% +0.11%
1-Year -4.81% -8.36%
5-Year -1.71% -1.09%
10-Year +8.13% +0.40%
Advisor
6-Month +3.99% +3.99%
1-Year -4.58% -4.58%
5-Year -0.61% -0.12%
10-Year +10.72% +1.02%
30-Day Standardized Yield

Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.77% 2.28% 1.90%
Advisor 3.14% 2.62% 2.23%
See page 7 for Performance Summary footnotes.

Franklin Strategic Mortgage Portfolio
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore, the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may be affected by issuers that fail to make interest payments and repay principal when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 1/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of distributions per share for the 31 days of March and the maximum offering price (NAV for Advisor Class) on
3/31/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–3/31/23)
Share Class
Net Investment
Income
A $0.106667
A1 $0.116429
C $0.091017
R6 $0.118276
Advisor $0.116436
Total Annual Operating Expenses

Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.00% 1.33%
Advisor 0.75% 1.09%

Your Fund’s Expenses
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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/22
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
Ending
Account
Value 3/31/23
Expenses
Paid During
Period
10/1/22–3/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,039.90 $5.08 $1,019.95 $5.03 1.00%
A1 $1,000 $1,039.90 $3.81 $1,021.19 $3.78 0.75%
C $1,000 $1,036.50 $7.11 $1,017.95 $7.04 1.40%
R6 $1,000 $1,040.20 $3.69 $1,021.32 $3.65 0.73%
Advisor $1,000 $1,039.90 $3.82 $1,021.19 $3.78 0.75%

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.73 $9.13 $9.31 $9.25 $8.93 $9.34
Income from investment operations
a
:
Net investment income .............. 0.095
b
0.010
b
0.025
b
0.188 0.267 0.243
b
Net realized and unrealized gains (losses) 0.209 (1.257) (0.063) 0.090 0.355 (0.359)
Total from investment operations ........ 0.304 (1.247) (0.038) 0.278 0.622 (0.116)
Less distributions from:
Net investment income .............. (0.107) (0.149) (0.142) (0.218) (0.302) (0.294)
Tax return of capital ................ — (0.004) — — — —
Total distributions ................... (0.107) (0.153) (0.142) (0.218) (0.302) (0.294)
Net asset value, end of period .......... $7.93 $7.73 $9.13 $9.31 $9.25 $8.93
Total return
c
....................... 3.99% (13.78)% (0.41)% 3.05% 7.08% (1.25)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.25% 1.33% 1.27% 1.31% 1.24% 1.21%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.00% 1.00% 0.99% 1.00% 1.00% 1.06%
Net investment income ............... 2.42% 0.12% 0.27% 1.85% 2.93% 2.67%
Supplemental data
Net assets, end of period (000’s) ........ $12,509 $13,575 $21,801 $24,153 $18,313 $16,303
Portfolio turnover rate ................ 8.56% 329.20% 278.91% 249.94% 223.36% 243.65%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 8.56% 141.97% 85.26% 187.45% 139.83% 153.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.74 $9.13 $9.31 $9.25 $8.94 $9.35
Income from investment operations
a
:
Net investment income .............. 0.104
b
0.033
b
0.048
b
0.191 0.285 0.268
b
Net realized and unrealized gains (losses) 0.200 (1.249) (0.063) 0.110 0.349 (0.360)
Total from investment operations ........ 0.304 (1.216) (0.015) 0.301 0.634 (0.092)
Less distributions from:
Net investment income .............. (0.116) (0.169) (0.165) (0.241) (0.324) (0.318)
Tax return of capital ................ — (0.005) — — — —
Total distributions ................... (0.116) (0.174) (0.165) (0.241) (0.324) (0.318)
Net asset value, end of period .......... $7.93 $7.74 $9.13 $9.31 $9.25 $8.94
Total return
c
....................... 3.99% (13.45)% (0.16)% 3.30% 7.22% (1.00)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.09% 1.02% 1.05% 0.99% 0.96%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.75% 0.75% 0.74% 0.75% 0.75% 0.81%
Net investment income ............... 2.67% 0.38% 0.52% 2.14% 3.18% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $17,176 $17,618 $24,192 $27,530 $29,286 $32,802
Portfolio turnover rate ................ 8.56% 329.20% 278.91% 249.94% 223.36% 243.65%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 8.56% 141.97% 85.26% 187.45% 139.83% 153.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.74 $9.13 $9.31 $9.25 $8.93 $9.34
Income from investment operations
a
:
Net investment income (loss) ......... 0.079
b
(0.025)
b
(0.013)
b
0.138 0.230 0.207
b
Net realized and unrealized gains (losses) 0.199 (1.245) (0.062) 0.103 0.355 (0.359)
Total from investment operations ........ 0.278 (1.270) (0.075) 0.241 0.585 (0.152)
Less distributions from:
Net investment income .............. (0.091) (0.117) (0.105) (0.181) (0.265) (0.258)
Tax return of capital ................ — (0.003) — — — —
Total distributions ................... (0.091) (0.120) (0.105) (0.181) (0.265) (0.258)
Net asset value, end of period .......... $7.93 $7.74 $9.13 $9.31 $9.25 $8.93
Total return
c
....................... 3.65% (14.01)% (0.81)% 2.64% 6.65% (1.64)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.73% 1.66% 1.70% 1.64% 1.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.40% 1.39% 1.39% 1.40% 1.40% 1.46%
Net investment income (loss) .......... 2.02% (0.29)% (0.14)% 1.47% 2.53% 2.27%
Supplemental data
Net assets, end of period (000’s) ........ $1,244 $1,372 $2,322 $3,960 $3,843 $4,513
Portfolio turnover rate ................ 8.56% 329.20% 278.91% 249.94% 223.36% 243.65%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 8.56% 141.97% 85.26% 187.45% 139.83% 153.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.73 $9.12 $9.29 $9.24 $8.92 $9.33
Income from investment operations
a
:
Net investment income .............. 0.106
b
0.034
b
0.059
b
0.222 0.296 0.282
b
Net realized and unrealized gains (losses) 0.199 (1.248) (0.054) 0.081 0.360 (0.363)
Total from investment operations ........ 0.305 (1.214) 0.005 0.303 0.656 (0.081)
Less distributions from:
Net investment income .............. (0.118) (0.171) (0.175) (0.253) (0.336) (0.329)
Tax return of capital ................ — (0.005) — — — —
Total distributions ................... (0.118) (0.176) (0.175) (0.253) (0.336) (0.329)
Net asset value, end of period .......... $7.92 $7.73 $9.12 $9.29 $9.24 $8.92
Total return
c
....................... 4.02% (13.47)% 0.05% 3.33% 7.49% (0.87)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.92% 1.05% 1.03% 1.07% 1.00% 1.01%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.73% 0.72% 0.61% 0.62% 0.62% 0.69%
Net investment income ............... 2.71% 0.39% 0.64% 2.17% 3.31% 3.04%
Supplemental data
Net assets, end of period (000’s) ........ $364 $273 $569 $559 $383 $432
Portfolio turnover rate ................ 8.56% 329.20% 278.91% 249.94% 223.36% 243.65%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 8.56% 141.97% 85.26% 187.45% 139.83% 153.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2023
(unaudited)
Year Ended September 30,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.73 $9.12 $9.30 $9.24 $8.93 $9.33
Income from investment operations
a
:
Net investment income .............. 0.104
b
0.032
b
0.048
b
0.192 0.284 0.268
b
Net realized and unrealized gains (losses) 0.200 (1.247) (0.063) 0.109 0.350 (0.351)
Total from investment operations ........ 0.304 (1.215) (0.015) 0.301 0.634 (0.083)
Less distributions from:
Net investment income .............. (0.116) (0.170) (0.165) (0.241) (0.324) (0.317)
Tax return of capital ................ — (0.005) — — — —
Total distributions ................... (0.116) (0.175) (0.165) (0.241) (0.324) (0.317)
Net asset value, end of period .......... $7.92 $7.73 $9.12 $9.30 $9.24 $8.93
Total return
c
....................... 3.99% (13.47)% (0.16)% 3.30% 7.23% (1.00)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.09% 1.03% 1.05% 0.99% 0.96%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.75% 0.75% 0.74% 0.75% 0.75% 0.81%
Net investment income ............... 2.67% 0.37% 0.52% 2.14% 3.18% 2.92%
Supplemental data
Net assets, end of period (000’s) ........ $4,900 $5,083 $7,982 $9,609 $10,907 $6,574
Portfolio turnover rate ................ 8.56% 329.20% 278.91% 249.94% 223.36% 243.65%
Portfolio turnover rate excluding mortgage
dollar rolls
f
........................ 8.56% 141.97% 85.26% 187.45% 139.83% 153.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(d) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), March 31, 2023
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... $ 237 $ 348
Residential REITs 0.3%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
100,000 93,945
Total Corporate Bonds (Cost $99,935) .........................................
94,293
Asset-Backed Securities 3.1%
Financial Services 3.1%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
137,195 132,467
b,c
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b
CF Hippolyta Issuer LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 108,301 98,456
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 94,565 83,583
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
51,947 51,838
e
CWABS, Inc. , 2004-1 , M1 , FRN , 5.595% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
10,815 10,535
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
148,123 134,526
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 164,602 146,870
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 55,811 48,725
b,e
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 5.809% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 170,756 170,238
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 233,313
1,110,575
a a a a a
Total Asset-Backed Securities (Cost $1,259,079) ................................
1,110,575
Commercial Mortgage-Backed Securities 5.0%
Financial Services 5.0%
BANK ,
2021-BN34, A5, 2.438%, 6/15/63 ...................................... 125,000 101,660
2021-BN33, A5, 2.556%, 5/15/64 ...................................... 90,000 74,769
b,e
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 6.519% , ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 99,105
b,e
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.384%, (1-month USD LIBOR + 0.7%), 9/15/36 ...... 100,000 96,289
2019-XL, A, 144A, FRN, 5.862%, (1-month SOFR + 1.034%), 10/15/36 ......... 127,952 126,583
2022-LP2, A, 144A, FRN, 5.84%, (1-month SOFR + 1.013%), 2/15/39 .......... 83,555 80,582
b,e
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.374% , ( 1-month USD LIBOR +
0.689% ), 10/15/36 ................................................. 200,000 191,991
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ................................... 200,000 195,813
e
2022-IND, A, 144A, FRN, 6.318%, (1-month SOFR + 1.491%), 4/15/37 ......... 158,710 155,369

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 5.584% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ $ 324,387 $ 316,411
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.61% , 7/10/38 ...............
39,434 25,693
b,e
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 5.384% , ( 1-month USD LIBOR +
0.7% ), 6/15/34 .................................................... 240,000 236,529
e
FNMA , 2007-1 , NF , FRN , 5.095% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
28,246 27,922
b,e
GS Mortgage Securities Corp. Trust , 2022-SHIP , A , 144A, FRN , 5.558% , ( 1-month
SOFR + 0.731% ), 8/15/36 ........................................... 100,000 99,068
1,827,784
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,897,119) .................
1,827,784
Mortgage-Backed Securities 76.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 35.9%
FHLMC Gold Pool, 30 Year, 4.5%, 4/01/40 ................................ 176,562 177,923
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 ................................ 307,803 308,521
FHLMC Gold Pool, 30 Year, 5%, 10/01/33 - 2/01/39 .......................... 113,343 115,836
FHLMC Gold Pool, 30 Year, 5.5%, 9/01/33 ................................ 14,565 14,964
FHLMC Gold Pool, 30 Year, 6%, 12/01/32 - 11/01/36 ......................... 38,337 39,453
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 15,365 15,883
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 - 3/01/32 ......................... 46,567 46,794
FHLMC Gold Pool, 30 Year, 8%, 7/01/24 - 5/01/30 ........................... 63,287 63,747
FHLMC Gold Pool, 30 Year, 9%, 9/01/30 .................................. 2,797 2,790
FHLMC Pool, 15 Year, 2%, 4/01/37 ...................................... 1,154,106 1,042,543
FHLMC Pool, 15 Year, 4%, 11/01/37 ..................................... 465,133 458,354
FHLMC Pool, 30 Year, 2%, 2/01/52 ...................................... 2,086,963 1,728,795
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................................... 2,506,701 2,076,486
FHLMC Pool, 30 Year, 2%, 4/01/52 ...................................... 280,959 232,739
FHLMC Pool, 30 Year, 2.5%, 11/01/51 .................................... 835,490 721,733
FHLMC Pool, 30 Year, 2.5%, 12/01/51 .................................... 1,131,355 977,192
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ..................................... 1,172,492 1,012,394
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................................... 1,188,732 1,026,272
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ..................................... 1,014,831 876,397
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 779,997 708,525
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 859,889 812,814
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 70,235 68,344
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 479,477 480,091
13,008,590
f
Federal National Mortgage Association (FNMA) Adjustable Rate 1.0%
FNMA, 2.375% - 2.587%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 - 5/01/30 .. 32,273 31,736
FNMA, 3.98%, (6-month H15BDI +/- MBS Margin), 7/01/25 .................... 18 18
FNMA, 2.977% - 4.493%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 4/01/37 151,035 147,837
FNMA, 3.225% - 4.687%, (1-year CMT T-Note +/- MBS Margin), 12/01/23 - 7/01/38 .. 132,854 130,949
FNMA, 4.321% - 6.5%, (6-month USD LIBOR +/- MBS Margin), 4/01/31 - 4/01/37 ... 17,262 17,290
327,830
Federal National Mortgage Association (FNMA) Fixed Rate 34.6%
FNMA, 3.5%, 7/01/56 ................................................ 511,578 478,527
FNMA, 30 Year, 1.5%, 10/01/51 ......................................... 347,291 273,295
FNMA, 30 Year, 2%, 5/01/51 ........................................... 421,418 349,074
FNMA, 30 Year, 2%, 11/01/51 .......................................... 513,096 425,555
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,192,728 988,474
FNMA, 30 Year, 2.5%, 4/01/52 ......................................... 1,189,625 1,027,043
FNMA, 30 Year, 3%, 10/01/46 .......................................... 1,091,158 1,000,886
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,378,121 1,256,932

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 9/01/49 ........................................... $ 250,349 $ 227,419
FNMA, 30 Year, 3%, 9/01/49 ........................................... 249,374 226,532
FNMA, 30 Year, 3%, 9/01/50 ........................................... 472,333 427,749
FNMA, 30 Year, 3.5%, 6/01/49 ......................................... 195,138 184,218
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 948,483 894,976
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 867,476 814,959
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 200,596 189,190
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 333,305 315,088
FNMA, 30 Year, 4%, 11/01/45 .......................................... 1,713,164 1,671,880
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 405,649 406,247
FNMA, 30 Year, 5%, 4/01/34 ........................................... 50,468 50,841
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 360,064 366,266
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 394,182 405,038
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 160,567 166,165
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 4,513 4,628
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 8,282 8,357
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 191 194
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 16,025 15,978
g
FNMA, Single-family, 30 Year, 5.5%, 4/25/53 ............................... 362,000 365,684
12,541,195
Government National Mortgage Association (GNMA) Fixed Rate 5.4%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,161 1,219
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 1,865 1,880
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 47,516 48,950
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 5,949 6,010
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 5/15/28 ...................... 9,290 9,320
GNMA I, Single-family, 30 Year, 8%, 9/15/27 ............................... 662 661
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 14 14
GNMA II, Single-family, 30 Year, 2%, 1/20/52 ............................... 900,095 765,655
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 1,173,337 1,034,147
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 52,667 54,344
GNMA II, Single-family, 30 Year, 7.5%, 10/20/23 - 7/20/32 ..................... 29,147 30,462
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 25 26
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 88 88
1,952,776
Total Mortgage-Backed Securities (Cost $30,501,728) ............................
27,830,391
Residential Mortgage-Backed Securities 11.9%
Capital Markets 0.1%
e
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 5.585% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 32,871 30,710
Financial Services 11.8%
e
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.277% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 20,848 20,439
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 14,053 13,747
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 49,060 46,498
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 11,720 11,137
e
2019-INV2, A11, 144A, FRN, 5.567%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 43,177 41,613
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 27,202 25,580
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 17,130 16,074

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
$ 4,628 $ 4,310
b,d
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
91,132 87,440
b,e
Connecticut Avenue Securities Trust ,
2019-R02, 1M2, 144A, FRN, 7.145%, (1-month USD LIBOR + 2.3%), 8/25/31 .... 10,495 10,496
2019-R03, 1M2, 144A, FRN, 6.995%, (1-month USD LIBOR + 2.15%), 9/25/31 ... 12,142 12,143
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
25,092 23,810
e
FHLMC STACR Debt Notes ,
2016-DNA2, M3, FRN, 9.495%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 86,588 90,741
2016-HQA2, M3, FRN, 9.995%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 100,131 105,933
b,e
FHLMC STACR REMIC Trust ,
2022-DNA1, M1A, 144A, FRN, 5.56%, (30-day SOFR Average + 1%), 1/25/42 .... 238,320 233,688
2022-DNA3, M1A, 144A, FRN, 6.56%, (30-day SOFR Average + 2%), 4/25/42 .... 63,767 63,795
2020-DNA1, M2, 144A, FRN, 6.545%, (1-month USD LIBOR + 1.7%), 1/25/50 .... 42,618 42,417
b,e
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 6.795% , ( 1-month USD LIBOR +
1.95% ), 10/25/49 .................................................. 37,587 37,500
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 168,454 146,117
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 188,630 163,618
e
FNMA Connecticut Avenue Securities ,
2014-C04, 1M2, FRN, 9.745%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 67,312 70,160
2015-C01, 1M2, FRN, 9.145%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 61,923 63,882
2016-C01, 1M2, FRN, 11.595%, (1-month USD LIBOR + 6.75%), 8/25/28 ........ 115,521 123,330
2016-C03, 1M2, FRN, 10.145%, (1-month USD LIBOR + 5.3%), 10/25/28 ....... 125,899 133,119
2014-C02, 2M2, FRN, 7.445%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 58,428 58,886
2014-C03, 2M2, FRN, 7.745%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 23,575 23,818
2013-C01, M2, FRN, 10.095%, (1-month USD LIBOR + 5.25%), 10/25/23 ....... 70,022 71,256
2014-C01, M2, FRN, 9.245%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 75,264 76,978
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
204,679 177,539
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.352%, 7/25/43 ................................ 51,538 47,028
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 258,136 226,788
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 174,870 151,683
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 51,760 44,897
2022-1, A4, 144A, FRN, 2.5%, 7/25/52 .................................. 269,484 233,751
b,d
Mill City Mortgage Loan Trust ,
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 32,817 32,051
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 32,326 31,205
2018-4, A1B, 144A, FRN, 3.494%, 4/25/66 ............................... 81,957 78,836
b
OBX Trust ,
e
2018-1, A2, 144A, FRN, 5.495%, (1-month USD LIBOR + 0.65%), 6/25/57 ....... 29,752 27,854
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 161,475 140,064
d
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 81,522 70,712
b,d
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
129,178 112,049
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
232,642 204,529
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 161,497 132,272
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 218,062 189,147
b
Towd Point Mortgage Trust ,
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 34,450 33,833
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 22,977 22,576
e
2017-5, A1, 144A, FRN, 4.208%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 13,576 13,523
d
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 5,934 5,874
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 83,523 79,580

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Towd Point Mortgage Trust, (continued)
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... $ 19,708 $ 19,155
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 52,335 50,280
d
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 114,173 108,826
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 32,539 31,722
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 158,635
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
51,837 46,643
4,289,577
a a a a a
Total Residential Mortgage-Backed Securities (Cost $4,753,349) ..................
4,320,287
Total Long Term Investments (Cost $38,511,210) ................................
35,183,330
a
a a a a
Short Term Investments 3.7%
U.S. Government and Agency Securities 1.0%
h
U.S. Treasury Bills, 6/20/23 ............................................ 400,000 395,982
Total U.S. Government and Agency Securities (Cost $395,761) ....................
395,982
Shares
a
Money Market Funds 2.7%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 960,463 960,463
Total Money Market Funds (Cost $960,463) .....................................
960,463
Total Short Term Investments (Cost $1,356,224 ) .................................
1,356,445
a
Total Investments (Cost $39,867,434) 100.9% ...................................
$36,539,775
Other Assets, less Liabilities (0.9)% ...........................................
(347,368)
Net Assets 100.0% ...........................................................
$36,192,407
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $6,097,325, representing 16.8% of net assets.
c
See Note 7 regarding defaulted securities.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
Security purchased on a to-be-announced (TBA) basis. See Note 1(b).
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At March 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).
See Abbreviations on page 33 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 10 $ 1,149,219 6/21/23 $ (37,201)
U.S. Treasury 10 Year Ultra Notes ................ Long 12 1,453,688 6/21/23 46,483
U.S. Treasury 5 Year Notes ..................... Long 21 2,299,664 6/30/23 44,434
U.S. Treasury Long Bonds ..................... Long 9 1,180,406 6/21/23 48,291
Total Futures Contracts ...................................................................... $102,007
*
As of period end.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $38,906,971
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 960,463
Value - Unaffiliated issuers .................................................................. $35,579,312
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 960,463
Cash .................................................................................... 66
Receivables:
Capital shares sold ........................................................................ 647
Interest ................................................................................. 92,613
Deposits with brokers for:
Futures contracts ........................................................................ 96,075
Variation margin on futures contracts ........................................................... 16,883
Total assets .......................................................................... 36,746,059
Liabilities:
Payables:
Investment securities purchased .............................................................. 364,517
Capital shares redeemed ................................................................... 99,857
Management fees ......................................................................... 25,887
Distribution fees .......................................................................... 3,336
Transfer agent fees ........................................................................ 12,647
Professional fees ......................................................................... 38,040
Trustees' fees and expenses ................................................................. 1,751
Accrued expenses and other liabilities ........................................................... 7,617
Total liabilities ......................................................................... 553,652
Net assets, at value ................................................................. $36,192,407
Net assets consist of:
Paid-in capital ............................................................................. $46,490,241
Total distributable earnings (losses) ............................................................. (10,297,834)
Net assets, at value ................................................................. $36,192,407

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Strategic
Mortgage
Portfolio
Class A:
Net assets, at value ....................................................................... $12,509,033
Shares outstanding ........................................................................ 1,578,372
Net asset value per share
a
.................................................................. $7.93
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.24
Class A1:
Net assets, at value ....................................................................... $17,175,845
Shares outstanding ........................................................................ 2,166,029
Net asset value per share
a
.................................................................. $7.93
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.24
Class C:
Net assets, at value ....................................................................... $1,243,642
Shares outstanding ........................................................................ 156,919
Net asset value and maximum offering price per share
a
............................................. $7.93
Class R6:
Net assets, at value ....................................................................... $363,881
Shares outstanding ........................................................................ 45,960
Net asset value and maximum offering price per share ............................................. $7.92
Advisor Class:
Net assets, at value ....................................................................... $4,900,006
Shares outstanding ........................................................................ 618,784
Net asset value and maximum offering price per share ............................................. $7.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Operations
for the six months ended March 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $17,244
Interest:
Unaffiliated issuers ........................................................................ 611,126
Total investment income ................................................................... 628,370
Expenses:
Management fees (Note 3 a ) ................................................................... 73,476
Distribution fees: (Note 3c )
    Class A ................................................................................ 16,083
    Class C ................................................................................ 4,298
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 11,658
    Class A1 ............................................................................... 15,697
    Class C ................................................................................ 1,198
    Class R6 ............................................................................... 202
    Advisor Class ............................................................................ 4,476
Custodian fees (Note 4 ) ...................................................................... 226
Reports to shareholders fees .................................................................. (24,833)
Registration and filing fees .................................................................... 60,180
Professional fees ........................................................................... 36,009
Trustees' fees and expenses .................................................................. 805
Other .................................................................................... 4,681
Total expenses ......................................................................... 204,156
Expense reductions (Note 4 ) ............................................................... (2)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (46,047)
Net expenses ......................................................................... 158,107
Net investment income ................................................................ 470,263
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (345,036)
Futures contracts ......................................................................... (190,034)
Net realized gain (loss) .................................................................. (535,070)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 1,195,099
Futures contracts ......................................................................... 281,502
Net change in unrealized appreciation (depreciation) ............................................ 1,476,601
Net realized and unrealized gain (loss) ............................................................ 941,531
Net increase (decrease) in net assets resulting from operations .......................................... $1,411,794

Franklin Strategic Mortgage Portfolio
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Strategic Mortgage Portfolio
Six Months Ended
March 31, 2023
(unaudited)
Year Ended
September 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $470,263 $122,526
Net realized gain (loss) ................................................. (535,070) (1,803,851)
Net change in unrealized appreciation (depreciation) ........................... 1,476,601 (5,021,575)
Net increase (decrease) in net assets resulting from operations ................ 1,411,794 (6,702,900)
Distributions to shareholders:
Class A ............................................................. (175,229) (299,755)
Class A1 ............................................................ (257,629) (410,808)
Class C ............................................................. (15,366) (24,128)
Class R6 ............................................................ (4,214) (9,273)
Advisor Class ........................................................ (73,528) (124,399)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (8,577)
Class A1 ............................................................ — (11,755)
Class C ............................................................. — (690)
Class R6 ............................................................ — (265)
Advisor Class ........................................................ — (3,560)
Total distributions to shareholders .......................................... (525,966) (893,210)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,370,583) (5,418,078)
Class A1 ............................................................ (864,801) (3,184,969)
Class C ............................................................. (161,690) (654,648)
Class R6 ............................................................ 84,766 (220,442)
Advisor Class ........................................................ (301,924) (1,871,000)
Total capital share transactions ............................................ (2,614,232) (11,349,137)
Net increase (decrease) in net assets ................................... (1,728,404) (18,945,247)
Net assets:
Beginning of period ..................................................... 37,920,811 56,866,058
End of period .......................................................... $36,192,407 $37,920,811

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Mortgage Portfolio (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Strategic Mortgage Portfolio
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on TBA Basis
The Fund purchases securities on to-be-announced (TBA)
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 10 regarding other derivative information.
d. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
e. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2023, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
March 31, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 92,379 $731,077 183,719 $1,583,151
Shares issued in reinvestment of distributions .......... 21,917 171,633 35,703 302,714
Shares redeemed ............................... (291,190) (2,273,293) (852,163) (7,303,943)
Net increase (decrease) .......................... (176,894) $(1,370,583) (632,741) $(5,418,078)
Class A1 Shares:
Shares sold ................................... 6,732 $52,785 64,464 $561,568
Shares issued in reinvestment of distributions .......... 31,535 247,115 48,045 407,177
Shares redeemed ............................... (148,933) (1,164,701) (484,278) (4,153,714)
Net increase (decrease) .......................... (110,666) $(864,801) (371,769) $(3,184,969)
Class C Shares:
Shares sold ................................... 14,551 $112,526 28,814 $253,641
Shares issued in reinvestment of distributions .......... 1,945 15,235 2,911 24,629
Shares redeemed
a
.............................. (36,874) (289,451) (108,722) (932,918)
Net increase (decrease) .......................... (20,378) $(161,690) (76,997) $(654,648)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2023, the annualized gross effective investment management fee rate was 0.400% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
March 31, 2023
Year Ended
September 30, 2022
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 14,641 $115,715 10,964 $95,300
Shares issued in reinvestment of distributions .......... 542 4,238 1,122 9,574
Shares redeemed ............................... (4,519) (35,187) (39,249) (325,316)
Net increase (decrease) .......................... 10,664 $84,766 (27,163) $(220,442)
Advisor Class Shares:
Shares sold ................................... 17,374 $137,217 56,489 $488,057
Shares issued in reinvestment of distributions .......... 7,969 62,358 13,182 111,869
Shares redeemed ............................... (64,248) (501,499) (287,035) (2,470,926)
Net increase (decrease) .......................... (38,905) $(301,924) (217,364) $(1,871,000)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.400% First $250 million
0.380% Over $250 million, up to and including $500 million
0.360% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2023, the Fund paid transfer agent fees of $33,231, of which $15,916 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $204
CDSC retained .............................................................................. $92
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.75% based on the average net assets of each class until January 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2022, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 839,449 $ 4,922,873 $ (4,801,859) $ — $ — $ 960,463 960,463 $ 17,244
Total Affiliated Securities ... $839,449 $4,922,873 $(4,801,859) $— $— $960,463 $17,244
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,379,106
Long term ................................................................................ 2,280,373
Total capital loss carryforwards ............................................................... $6,659,479
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At March 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums, paydown losses and financial futures transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2023, aggregated
$3,050,483  and $5,820,799, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31,
2023, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At March 31, 2023, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $39,689,362
Unrealized appreciation ........................................................................ $378,863
Unrealized depreciation ........................................................................ (3,426,443)
Net unrealized appreciation (depreciation) .......................................................... $(3,047,580)
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Mortgage Portfolio
Interest rate contracts .......
Variation margin on futures
contracts
$ 139,208
a
Variation margin on futures
contracts
$ 37,201
a
Total .................... $139,208 $37,201
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
5. Income Taxes
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended March 31, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended March 31, 2023, the average month end notional amount of futures contracts represented $6,951,894.
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2023, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Strategic Mortgage Portfolio
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(190,034) Futures contracts $281,502
Total ....................... $(190,034) $281,502
8. Other Derivative Information
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 94,293 $ — $ 94,293
Asset-Backed Securities ................... — 1,110,575 — 1,110,575
Commercial Mortgage-Backed Securities ...... — 1,827,784 — 1,827,784
Mortgage-Backed Securities ................ — 27,830,391 — 27,830,391
Residential Mortgage-Backed Securities ....... — 4,320,287 — 4,320,287
Short Term Investments ................... 960,463 395,982 — 1,356,445
Total Investments in Securities ........... $960,463 $35,579,312 $— $36,539,775
Other Financial Instruments:
Futures contracts ........................ $ 139,208 $ — $ — $ 139,208
Total Other Financial Instruments ......... $139,208 $— $— $139,208
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 37,201 $ — $ — $ 37,201
Total Other Financial Instruments ......... $37,201 $— $— $37,201
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
T-Note
Treasury Note

Franklin Strategic Mortgage Portfolio
Shareholder Information

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Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
(Fund)
At a meeting held on March 27, 2023 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the
Fund (Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that the Fund’s annual contract review was
historically held at the February Board meeting and that
management proposed to move the contract review to the
May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in

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Semiannual Report
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional US mortgage funds. The
Board noted that the Fund’s annualized income return for
the five- and 10-year periods was above the median of
its Performance Universe, but for the one- and three-year
periods was below the median of the Performance Universe.
The Board also noted that the Fund’s annualized total return for the three- and five-year periods was below the median
of its Performance Universe, but for the one- and 10-year
periods was above the median of its Performance Universe.
The Board discussed this performance with management
and noted management’s explanation that the Fund,
consistent with its principal investment strategies, has a
greater exposure to risk asset sell offs given its credit related positions in comparison to its peers, which contributed to the
Fund’s three- and five-year underperformance. The Board
also noted management’s explanation that, during these two
periods, the primary detractor from the Fund’s performance
versus that of its benchmark was the Fund’s allocation
to non-agency commercial mortgage-backed securities.
The Board further noted management’s representation
that management was continuing to monitor the Fund’s
asset size and steps to address the underperformance of
the Fund on a total return basis, including changes to the
Fund’s exposure to certain holdings and enhancements to
the securities selection process. The Board further noted
management’s representation regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was acceptable and that the Fund’s Management Agreement
should be continued for the Stub Period.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund
and for Class A shares for the other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and
nine other US mortgage funds. The Board noted that the
Management Rate for the Fund was equal to the median of
the Expense Group, and that the actual total expense ratio
for the Fund was below the median and in the first quintile
of its Expense Group. The Board further noted that the

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Shareholder Information

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Semiannual Report
actual total expense ratio for the Fund reflected a contractual expense cap on Fund operating expenses through January
31, 2024. For these reasons, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund does not have an asset size that would likely enable
the Fund to achieve economies of scale, but concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

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Shareholder Information

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Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

357 S 05/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Strategic Mortgage Portfolio
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee

of Listed Registrants.                   N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 30, 2023